Litigation (Details) $ in Millions	Dec. 26, 2017 defendant	Nov. 29, 2017 defendant	Jan. 27, 2014 USD ($) defendant	Jul. 01, 2008 jury_trial defendant	Dec. 31, 2017 cases
Rhode Island Proceedings
Loss Contingencies [Line Items]
Number of jury trials | jury_trial				2
Number of additional defendants | defendant				2
Santa Clara County, California, Proceedings
Loss Contingencies [Line Items]
Number of additional defendants | defendant	2	2
Number of additional defendants liable for damages awarded | defendant			2
Amount payable jointly and severally for litigation | $			$ 1,150
Personal Injury Cases | Pending Litigation
Loss Contingencies [Line Items]
Number of cases pending | cases					3
Number of plaintiff cases selected for discovery | cases					7
Total number of plaintiffs | cases					166